SCHEDULE OF LEASE LIABILITY (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Lease liability – December 31, 2023	$ 1,002,483
Payments	(80,311)
As of March 31, 2024	$ 922,172